EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES —   2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Sep-21	15-Sep-21	15-Oct-21
To	30-Sep-21	15-Oct-21
Days	30

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes		$1,000,000,000.00
		1,000,000,000.00

Principal Amount of Debt		1,000,000,000.00
Required Overcollateralization		$132,950,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Required Overcollateralization Increase - MPR < 25%		$0.00
Incremental Overcollateralization Amount		$133,598,728.46
Series Nominal Liquidation Amount		766,548,728.46

	Deemed Amount for Series 2019-A	NMOTR Total Pool
Required Participation Amount1.	$766,548,728.46	$766,548,728.46
Excess Receivables1.	($244,407,516.12)	($113,872,213.04)
Excess Funding Account1.	$628,000,000.00	785,000,000.00
Total Collateral1.	1,150,141,212.34	$1,437,676,515.42

Collateral as Percent of Notes	115.01%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$1,372,645,978.48
Total Principal Collections	($1,125,094,096.85)
Investment in New Receivables	$945,624,447.73
Receivables Added for Additional Accounts	$0.00
Repurchases	($14,852,258.11)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($525,407,509.06)
Less Servicing Adjustment	($240,046.77)

Ending Balance	$652,676,515.42

SAP for Next Period	80.00%

Average Receivable Balance	$738,961,075.55
Monthly Payment Rate	152.25%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$2,969,071.27
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$2,969,071.27

Series Allocation Percentage at Month-End	80.00%
Floating Allocation Percentage at Month-End	88.79%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	333,333,333.33
Payout	—
Additions	166,666,666.67

Ending Balance	500,000,000.00

Distributions to Investors
Days	30
LIBOR	0.083750%
Applicable Margin	0.560000%
	0.643750%

	Actual	Per $1000
Interest	536,458.33	0.54
Principal	—	—

		0.54
Total Due Investors	536,458.33
Servicing Fee	907,195.00

Excess Cash Flow	665,362.43

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.00%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
	%	Amount ($)
Required Seller’s Interest	5.00%	$25,000,000.00
Seller’s Interest*	0.00%	$0.00
Seller’s Interest plus Excess Funding Account		$785,000,000.00
Seller’s Interest plus Excess Funding Account is greater than Required Seller’s Interest?	Yes

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.

1.

Under the applicable transaction documents, this amount is calculated and/or applicable with respect to the trust in the aggregate. We are including the deemed amount with respect to Series 2019-A on this report given past practice.